Guarantee of Registered Securities (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 342,514	$ 189,654
Restricted cash	10,621		0
Receivables - trade and other	331,316		283,592
Prepaid expenses and other current assets	66,913		71,609
Assets of discontinued operations	25,339		27,661
Total current assets	776,703		821,715
Property, plant and equipment - gross	7,135,855		7,029,322
Less accumulated depreciation and amortization	1,409,070		1,350,609
Property, plant and equipment - net	5,726,785		5,678,713
Investments in subsidiaries	0		0
Due from affiliates	0		0
Other assets	97,798		97,417
TOTAL ASSETS	6,601,286		6,597,845
CURRENT LIABILITIES:
Current maturities of long-term debt	226,141		45,023
Accounts payable - trade	87,875		111,082
Deferred revenues	36,370		36,220
Accrued liabilities	100,382		131,041
Liabilities of discontinued operations	21,254		25,005
Total current liabilities	472,022		348,371
Long-term debt - less current maturities	896,057		1,089,335
Due to affiliates	0		0
Other liabilities	373,981		357,709
Deferred income taxes - net	477,699		476,443
Shareholders' equity	4,381,527		4,325,987
TOTAL LIABILITIES AND EQUITY	6,601,286		6,597,845
Condensed Consolidating Income Statements [Abstract]
REVENUES	333,477	205,966
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	182,139	111,274
Depreciation and amortization	58,966	38,154
Selling, general and administrative	23,056	20,814
Gain on disposals of property and equipment	(56)	(31)
Material charges and other operating expenses	4,571
Total costs and expenses	268,676	170,211
INCOME FROM OPERATIONS	64,801	35,755
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(11,257)	(5,319)
Interest income	114	29
Other - net	1,337	(1,084)
Total other income (expense) - net	(9,806)	(6,374)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	54,995	29,381
(Benefit) provision for income taxes	(504)	2,586
NET INCOME FROM CONTINUING OPERATIONS	55,499	26,795
DISCONTINUED OPERATIONS, NET OF TAX	(5,982)	5,277
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0
NET INCOME	49,517	32,072
Statement of Comprehensive Income [Abstract]
NET INCOME	49,517	32,072
Other comprehensive income, net of tax:
Net (loss) gain arising during the period		0
Prior service credit arising during the period		0
Amortization of net loss	4,087	0
Amortization of transition obligation	77	0
Amortization of prior service credit	(775)	0
OTHER COMPREHENSIVE INCOME	3,389	0
COMPREHENSIVE INCOME	52,906	32,072
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	63,281	113,870
Investing activities:
Property, plant and equipment additions	(138,105)	(361,140)
Proceeds from disposals of property, plant and equipment	928	2,704
(Increase) decrease in restricted cash	(10,621)	425
Investments in consolidated subsidiaries	0	0
Net cash used in investing activities	(147,798)	(358,011)
Financing activities:
Repayments of borrowings	(12,312)	(12,329)
Advances (to) from affiliates	0	0
Contributions from parent	0	0
Proceeds from stock option and debenture plans	214	7,781
Excess tax benefits from stock-based compensation	276	864
Net cash provided by (used in) financing activities	(11,822)	(3,684)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(96,339)	(247,825)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	438,853	437,479
CASH AND CASH EQUIVALENTS, END OF PERIOD	342,514	189,654
Rowan UK [Member]
CURRENT ASSETS:
Cash and cash equivalents	20,236	0
Restricted cash	0
Receivables - trade and other	0		0
Prepaid expenses and other current assets	0		0
Assets of discontinued operations	0		0
Total current assets	20,236		21,472
Property, plant and equipment - gross	0		0
Less accumulated depreciation and amortization	0		0
Property, plant and equipment - net	0		0
Investments in subsidiaries	0		0
Due from affiliates	0		0
Other assets	0		0
TOTAL ASSETS	20,236		21,472
CURRENT LIABILITIES:
Current maturities of long-term debt	0		0
Accounts payable - trade	1,276		730
Deferred revenues	0		0
Accrued liabilities	0		0
Liabilities of discontinued operations	0		0
Total current liabilities	1,276		730
Long-term debt - less current maturities	0		0
Due to affiliates	1,601		1,151
Other liabilities	0		0
Deferred income taxes - net	0		0
Shareholders' equity	17,359		19,591
TOTAL LIABILITIES AND EQUITY	20,236		21,472
Condensed Consolidating Income Statements [Abstract]
REVENUES	0	0
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	0	0
Depreciation and amortization	0	0
Selling, general and administrative	641	0
Gain on disposals of property and equipment	0	0
Material charges and other operating expenses	1,675
Total costs and expenses	2,316	0
INCOME FROM OPERATIONS	(2,316)	0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	0	0
Interest income	5	0
Other - net	0	0
Total other income (expense) - net	5	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	(2,311)	0
(Benefit) provision for income taxes	0	0
NET INCOME FROM CONTINUING OPERATIONS	(2,311)	0
DISCONTINUED OPERATIONS, NET OF TAX	0	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0
NET INCOME	(2,311)	0
Statement of Comprehensive Income [Abstract]
NET INCOME	(2,311)	0
Other comprehensive income, net of tax:
Net (loss) gain arising during the period		0
Prior service credit arising during the period		0
Amortization of net loss	0	0
Amortization of transition obligation	0	0
Amortization of prior service credit	0	0
OTHER COMPREHENSIVE INCOME	0	0
COMPREHENSIVE INCOME	(2,311)	0
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(1,766)	0
Investing activities:
Property, plant and equipment additions	0	0
Proceeds from disposals of property, plant and equipment	0	0
(Increase) decrease in restricted cash	0	0
Investments in consolidated subsidiaries	0	0
Net cash used in investing activities	0	0
Financing activities:
Repayments of borrowings	0	0
Advances (to) from affiliates	530	0
Contributions from parent	0	0
Proceeds from stock option and debenture plans	0	0
Excess tax benefits from stock-based compensation	0	0
Net cash provided by (used in) financing activities	530	0
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,236)	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	21,472	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	20,236	0
Rowan Delaware [Member]
CURRENT ASSETS:
Cash and cash equivalents	50,295	71,512
Restricted cash	10,038
Receivables - trade and other	38,437		33,380
Prepaid expenses and other current assets	40,409		46,137
Assets of discontinued operations	25,339		27,661
Total current assets	164,518		291,855
Property, plant and equipment - gross	1,314,399		1,290,526
Less accumulated depreciation and amortization	454,385		441,949
Property, plant and equipment - net	860,014		848,577
Investments in subsidiaries	1,176,574		1,121,573
Due from affiliates	3,787,765		3,732,488
Other assets	29,530		30,581
TOTAL ASSETS	6,018,401		6,025,074
CURRENT LIABILITIES:
Current maturities of long-term debt	195,243		22,464
Accounts payable - trade	27,396		43,091
Deferred revenues	0		0
Accrued liabilities	59,216		102,785
Liabilities of discontinued operations	21,254		25,005
Total current liabilities	303,109		193,345
Long-term debt - less current maturities	896,057		1,073,887
Due to affiliates	0		0
Other liabilities	307,171		303,117
Deferred income taxes - net	130,537		128,738
Shareholders' equity	4,381,527		4,325,987
TOTAL LIABILITIES AND EQUITY	6,018,401		6,025,074
Condensed Consolidating Income Statements [Abstract]
REVENUES	41,888	32,307
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	6,612	26,082
Depreciation and amortization	12,882	14,504
Selling, general and administrative	6,029	5,548
Gain on disposals of property and equipment	167	(28)
Material charges and other operating expenses	1,363
Total costs and expenses	27,053	46,106
INCOME FROM OPERATIONS	14,835	(13,799)
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(11,053)	(5,319)
Interest income	43	2,333
Other - net	36	(60)
Total other income (expense) - net	(10,974)	(3,046)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	3,861	(16,845)
(Benefit) provision for income taxes	2,128	(1,057)
NET INCOME FROM CONTINUING OPERATIONS	1,733	(15,788)
DISCONTINUED OPERATIONS, NET OF TAX	(5,982)	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	53,766	47,860
NET INCOME	49,517	32,072
Statement of Comprehensive Income [Abstract]
NET INCOME	49,517	32,072
Other comprehensive income, net of tax:
Net (loss) gain arising during the period		0
Prior service credit arising during the period		0
Amortization of net loss	4,087	0
Amortization of transition obligation	77	0
Amortization of prior service credit	(775)	0
OTHER COMPREHENSIVE INCOME	3,389	0
COMPREHENSIVE INCOME	52,906	32,072
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	(16,647)	17,294
Investing activities:
Property, plant and equipment additions	(46,650)	(27,867)
Proceeds from disposals of property, plant and equipment	0	0
(Increase) decrease in restricted cash	(10,038)	0
Investments in consolidated subsidiaries	0	(140,347)
Net cash used in investing activities	(56,688)	(168,214)
Financing activities:
Repayments of borrowings	(5,203)	(5,203)
Advances (to) from affiliates	(56,334)	(36,071)
Contributions from parent	0	0
Proceeds from stock option and debenture plans	214	7,781
Excess tax benefits from stock-based compensation	276	864
Net cash provided by (used in) financing activities	(61,047)	(32,629)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(134,382)	(183,549)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	184,677	255,061
CASH AND CASH EQUIVALENTS, END OF PERIOD	50,295	71,512
Other non-guarantor subsidiaries [Member]
CURRENT ASSETS:
Cash and cash equivalents	271,983	118,144
Restricted cash	583
Receivables - trade and other	292,879		250,212
Prepaid expenses and other current assets	26,504		25,472
Assets of discontinued operations	0		0
Total current assets	591,949		508,388
Property, plant and equipment - gross	5,821,456		5,738,796
Less accumulated depreciation and amortization	954,685		908,660
Property, plant and equipment - net	4,866,771		4,830,136
Investments in subsidiaries	0		0
Due from affiliates	646,151		333,357
Other assets	68,268		66,836
TOTAL ASSETS	6,173,139		5,738,717
CURRENT LIABILITIES:
Current maturities of long-term debt	30,898		22,559
Accounts payable - trade	59,203		67,261
Deferred revenues	36,370		36,220
Accrued liabilities	41,166		28,256
Liabilities of discontinued operations	0		0
Total current liabilities	167,637		154,296
Long-term debt - less current maturities	0		15,448
Due to affiliates	4,432,315		4,064,694
Other liabilities	66,810		54,592
Deferred income taxes - net	347,162		347,705
Shareholders' equity	1,159,215		1,101,982
TOTAL LIABILITIES AND EQUITY	6,173,139		5,738,717
Condensed Consolidating Income Statements [Abstract]
REVENUES	326,775	198,409
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	210,713	109,942
Depreciation and amortization	46,084	23,650
Selling, general and administrative	16,386	15,266
Gain on disposals of property and equipment	(223)	(3)
Material charges and other operating expenses	1,533
Total costs and expenses	274,493	148,855
INCOME FROM OPERATIONS	52,282	49,554
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	(204)	(2,353)
Interest income	66	49
Other - net	1,301	(1,024)
Total other income (expense) - net	1,163	(3,328)
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	53,445	46,226
(Benefit) provision for income taxes	(2,632)	3,643
NET INCOME FROM CONTINUING OPERATIONS	56,077	42,583
DISCONTINUED OPERATIONS, NET OF TAX	0	5,277
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	0	0
NET INCOME	56,077	47,860
Statement of Comprehensive Income [Abstract]
NET INCOME	56,077	47,860
Other comprehensive income, net of tax:
Net (loss) gain arising during the period		0
Prior service credit arising during the period		0
Amortization of net loss	0	0
Amortization of transition obligation	0	0
Amortization of prior service credit	0	0
OTHER COMPREHENSIVE INCOME	0	0
COMPREHENSIVE INCOME	56,077	47,860
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	81,694	96,576
Investing activities:
Property, plant and equipment additions	(91,455)	(333,273)
Proceeds from disposals of property, plant and equipment	928	2,704
(Increase) decrease in restricted cash	(583)	425
Investments in consolidated subsidiaries	0	0
Net cash used in investing activities	(91,110)	(330,144)
Financing activities:
Repayments of borrowings	(7,109)	(7,126)
Advances (to) from affiliates	55,804	36,071
Contributions from parent	0	140,347
Proceeds from stock option and debenture plans	0	0
Excess tax benefits from stock-based compensation	0	0
Net cash provided by (used in) financing activities	48,695	169,292
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	39,279	(64,276)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	232,704	182,418
CASH AND CASH EQUIVALENTS, END OF PERIOD	271,983	118,144
Consolidating adjustments [Member]
CURRENT ASSETS:
Cash and cash equivalents	0	0
Restricted cash	0
Receivables - trade and other	0		0
Prepaid expenses and other current assets	0		0
Assets of discontinued operations	0		0
Total current assets	0		0
Property, plant and equipment - gross	0		0
Less accumulated depreciation and amortization	0		0
Property, plant and equipment - net	0		0
Investments in subsidiaries	(1,176,574)		(1,121,573)
Due from affiliates	(4,433,916)		(4,065,845)
Other assets	0		0
TOTAL ASSETS	(5,610,490)		(5,187,418)
CURRENT LIABILITIES:
Current maturities of long-term debt	0		0
Accounts payable - trade	0		0
Deferred revenues	0		0
Accrued liabilities	0		0
Liabilities of discontinued operations	0		0
Total current liabilities	0		0
Long-term debt - less current maturities	0		0
Due to affiliates	(4,433,916)		(4,065,845)
Other liabilities	0		0
Deferred income taxes - net	0		0
Shareholders' equity	(1,176,574)		(1,121,573)
TOTAL LIABILITIES AND EQUITY	(5,610,490)		(5,187,418)
Condensed Consolidating Income Statements [Abstract]
REVENUES	(35,186)	(24,750)
COSTS AND EXPENSES:
Direct operating costs (excluding items below)	(35,186)	(24,750)
Depreciation and amortization	0	0
Selling, general and administrative	0	0
Gain on disposals of property and equipment	0	0
Material charges and other operating expenses	0
Total costs and expenses	(35,186)	(24,750)
INCOME FROM OPERATIONS	0	0
OTHER INCOME (EXPENSE):
Interest expense, net of interest capitalized	0	2,353
Interest income	0	(2,353)
Other - net	0	0
Total other income (expense) - net	0	0
INCOME FROM CONTINUING OPERATIONS BEFORE INCOME TAXES	0	0
(Benefit) provision for income taxes	0	0
NET INCOME FROM CONTINUING OPERATIONS	0	0
DISCONTINUED OPERATIONS, NET OF TAX	0	0
EQUITY IN EARNINGS OF SUBSIDIARIES, NET OF TAX	(53,766)	(47,860)
NET INCOME	(53,766)	(47,860)
Statement of Comprehensive Income [Abstract]
NET INCOME	(53,766)	(47,860)
Other comprehensive income, net of tax:
Net (loss) gain arising during the period		0
Prior service credit arising during the period		0
Amortization of net loss	0	0
Amortization of transition obligation	0	0
Amortization of prior service credit	0	0
OTHER COMPREHENSIVE INCOME	0	0
COMPREHENSIVE INCOME	(53,766)	(47,860)
Consolidated Statement of Cash Flows [Abstract]
NET CASH PROVIDED BY (USED IN) OPERATING ACTIVITIES	0	0
Investing activities:
Property, plant and equipment additions	0	0
Proceeds from disposals of property, plant and equipment	0	0
(Increase) decrease in restricted cash	0	0
Investments in consolidated subsidiaries	0	140,347
Net cash used in investing activities	0	140,347
Financing activities:
Repayments of borrowings	0	0
Advances (to) from affiliates	0	0
Contributions from parent	0	(140,347)
Proceeds from stock option and debenture plans	0	0
Excess tax benefits from stock-based compensation	0	0
Net cash provided by (used in) financing activities	0	(140,347)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	0	0
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	0	0
CASH AND CASH EQUIVALENTS, END OF PERIOD	$ 0	$ 0